Premier VIT

Supplement dated January 5, 2007

to the

Prospectus dated May 1, 2006

Effective January 5, 2007, Miles Wixon has primary responsibility for managing the OpCap Global Equity Portfolio.

The disclosure in the Prospectus under “Fund Management” is modified accordingly, as set forth below:

Miles Wixon, CFA and Senior Vice President of Oppenheimer Capital.  Mr. Wixon is Portfolio Manager/Analyst of Oppenheimer Capital’s Global Equity strategy and a senior investment professional on the International Equity team.  In his capacity as a research analyst, he specializes in financial services equity research.  Prior to joining the firm in 2006, Mr. Wixon was a senior portfolio manager and analyst at Rockefeller & Co. from 2000 to 2006, where he co-managed global, international and US equity strategies, and covered the global financial services sector.  He also previously covered the Japanese financial sector as a Tokyo-based analyst for Nikko Salomon Smith Barney from 1996 to 2000.  Mr. Wixon holds a Master of International Affairs degree from Columbia University and a Bachelor of Arts degree with honors from the University of Wisconsin-Madison.  He is fluent in Japanese and is a CFA charterholder.

Colin Glinsman, Chief Investment Officer and Managing Director of Oppenheimer Capital, is the portfolio manager of the Balanced Portfolio.  He joined Oppenheimer Capital in 1989 as a securities analyst.  Mr. Glinsman has a BA from Yale University and an MS from New York University.

Premier VIT

OpCap Global Equity Portfolio

Supplement dated January 5, 2007

to the

Prospectus dated May 1, 2006

Effective January 5, 2007, Miles Wixon has primary responsibility for managing the OpCap Global Equity Portfolio.

The disclosure in the Prospectus under “Fund Management” is modified accordingly, as set forth below:

Miles Wixon, CFA and Senior Vice President of Oppenheimer Capital.  Mr. Wixon is Portfolio Manager/Analyst of Oppenheimer Capital’s Global Equity strategy and a senior investment professional on the International Equity team.  In his capacity as a research analyst, he specializes in financial services equity research.  Prior to joining the firm in 2006, Mr. Wixon was a senior portfolio manager and analyst at Rockefeller & Co. from 2000 to 2006, where he co-managed global, international and US equity strategies, and covered the global financial services sector.  He also previously covered the Japanese financial sector as a Tokyo-based analyst for Nikko Salomon Smith Barney from 1996 to 2000.  Mr. Wixon holds a Master of International Affairs degree from Columbia University and a Bachelor of Arts degree with honors from the University of Wisconsin-Madison.  He is fluent in Japanese and is a CFA charterholder.

Premier VIT

Supplement dated January 5, 2007

to the

Statement of Additional Information dated May 1, 2006

The subsection of the Statement of Additional Information captioned “Other Accounts Managed” in the section titled “Portfolio Managers” is amended as follows with respect to Miles Wixon, the portfolio manager of the OpCap Global Equity Portfolio as of January 5, 2007.  The information provided is as of November 30, 2006.  The advisory fee charged for managing each of these accounts is not based on performance of such accounts.

Other Accounts Managed

Oppenheimer Capital

Account Type	Miles Wixon
	#	AUM($MM)
Other Investment Companies	0	0
Other pooled investment vehicles	0	0
Other accounts	1	10.0